OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 8:-OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2023	2022
Payroll and other employee related accruals	$16,715	$17,999
Forward liability	461	5,150
Accrued expenses	8,339	9,511
Government authorities	2,274	2,806
Provision for returns	2,137	2,704
Other	17	146

	$29,943	$38,316